Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 94.7%
Aerospace/Defense - 1.3%
Boeing Co.	360	$56,880
Lockheed Martin Corp.	171	64,804
TransDigm Group, Inc.	90	38,842
		160,526
Agriculture - 0.6%
Altria Group, Inc.	1,656	68,144
Apparel - 1.1%
NIKE, Inc. - Class B	1,251	122,110
Under Armour, Inc. - Class A (a)	297	3,125
		125,235
Beverages - 2.6%
Brown-Forman Corp. - Class B	297	20,594
Coca-Cola Co.	2,826	133,500
Monster Beverage Corp. (a)	396	31,078
PepsiCo, Inc.	909	125,133
		310,305
Biotechnology - 1.2%
Illumina, Inc. (a)	144	55,031
Incyte Corp. (a)	180	17,777
Vertex Pharmaceuticals, Inc. (a)	261	70,992
		143,800
Building Materials - 0.1%
Fortune Brands Home & Security, Inc.	99	7,574
Martin Marietta Materials, Inc.	36	7,458
		15,032
Chemicals - 0.9%
Ecolab, Inc.	252	47,144
Sherwin-Williams Co.	90	58,313
		105,457
Commercial Services - 5.9%
Automatic Data Processing, Inc.	360	47,848
Cintas Corp.	63	19,018
Equifax, Inc.	198	32,187
FleetCor Technologies, Inc. (a)	72	18,617
Gartner, Inc. (a)	72	8,974
Global Payments, Inc.	279	49,668
IHS Markit Ltd.	378	30,516
MarketAxess Holdings, Inc.	63	32,552
Moody's Corp.	297	83,546
PayPal Holdings, Inc. (a)	891	174,698
Rollins, Inc.	135	7,074
S&P Global, Inc.	432	151,308
Verisk Analytics, Inc.	288	54,348
		710,354
Computers - 8.5%
Apple, Inc.	2,331	990,768
Fortinet, Inc. (a)	108	14,936
Leidos Holdings, Inc.	153	14,560
		1,020,264
Cosmetics/Personal Care - 5.4%
Colgate-Palmolive Co.	873	67,395
Estee Lauder Cos., Inc. - Class A	216	42,669
Procter & Gamble Co.	4,077	534,576
		644,640
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	405	37,766
Diversified Financial Services - 7.7%
Cboe Global Markets, Inc.	63	5,525
Intercontinental Exchange, Inc.	315	30,486
MasterCard, Inc. - Class A	1,296	399,855
Visa, Inc. - Class A	2,493	474,667
Western Union Co.	306	7,430
		917,963
Electric - 3.4%
Alliant Energy Corp.	153	8,239
Ameren Corp.	144	11,555
American Electric Power Co., Inc.	279	24,239
CMS Energy Corp.	162	10,397
Entergy Corp.	189	19,870
Evergy, Inc.	180	11,669
Eversource Energy	297	26,751
FirstEnergy Corp.	288	8,352
NextEra Energy, Inc.	567	159,157
Sempra Energy	198	24,643
Southern Co.	891	48,657
WEC Energy Group, Inc.	261	24,863
Xcel Energy, Inc.	324	22,369
		400,761
Electronics - 0.5%
Allegion PLC	72	7,161
Keysight Technologies, Inc. (a)	171	17,081
Mettler-Toledo International, Inc. (a)	27	25,245
Waters Corp. (a)	63	13,429
		62,916
Engineering & Construction - 0.1%
Jacobs Engineering Group, Inc.	90	7,682
Environmental Control - 0.1%
Republic Services, Inc.	144	12,564
Finance and Insurance - 0.7%
Aon PLC	405	83,114
Food - 0.6%
Campbell Soup Co.	126	6,246
Hershey Co.	135	19,631
Lamb Weston Holdings, Inc.	90	5,407
Mondelez International, Inc. - Class A	774	42,949
		74,233
Healthcare-Products - 2.7%
ABIOMED, Inc. (a)	36	10,798
Edwards Lifesciences Corp. (a)	963	75,509
IDEXX Laboratories, Inc. (a)	81	32,218
Intuitive Surgical, Inc. (a)	117	80,197
ResMed, Inc.	297	60,145
STERIS PLC	72	11,493
Teleflex, Inc.	54	20,147
Varian Medical Systems, Inc. (a)	99	14,129
West Pharmaceutical Services, Inc.	72	19,359
		323,995
Healthcare-Services - 0.4%
DaVita, Inc. (a)	54	4,719
IQVIA Holdings, Inc. (a)	198	31,361
Quest Diagnostics, Inc.	99	12,580
		48,660
Home Builders - 0.3%
DR Horton, Inc.	270	17,863
Lennar Corp. - Class A	171	12,372
PulteGroup, Inc.	243	10,595
		40,830
Household Products/Wares - 0.3%
Clorox Co.	126	29,800
Information - 0.1%
NortonLifeLock, Inc.	414	8,880
Insurance - 0.2%
Arthur J Gallagher & Co.	135	14,511
W R Berkley Corp.	99	6,113
		20,624
Internet - 7.8%
Amazon.com, Inc. (a)	117	370,268
Expedia Group, Inc.	135	10,936
Facebook, Inc. - Class A (a)	1,323	335,606
Netflix, Inc. (a)	405	197,996
VeriSign, Inc. (a)	81	17,146
		931,952
Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	261	19,588
Marriott International, Inc. - Class A	234	19,615
Wynn Resorts Ltd.	81	5,867
		45,070
Machinery-Diversified - 0.2%
Rockwell Automation, Inc.	117	25,522
Manufacturing - 2.3%
Abbott Laboratories	1,935	194,738
Air Products & Chemicals, Inc.	144	41,275
Ball Corp.	225	16,567
Trane Technologies PLC	162	18,123
		270,703
Media - 0.9%
Charter Communications, Inc. - Class A (a)	180	104,400
Mining - 0.4%
Newmont Goldcorp Corp.	648	44,842
Oil & Gas - 0.2%
Apache Corp.	207	3,177
Concho Resources, Inc.	126	6,620
Devon Energy Corp.	306	3,210
HESS Corp.	171	8,415
Noble Energy, Inc.	351	3,507
		24,929
Oil & Gas Services - 0.1%
Schlumberger Ltd.	972	17,632
Pharmaceuticals - 4.0%
AbbVie, Inc.	1,818	172,546
DexCom, Inc. (a)	81	35,279
Eli Lilly & Co.	882	132,556
Zoetis, Inc.	936	141,972
		482,353
Retail - 5.9%
CarMax, Inc. (a)	126	12,218
Chipotle Mexican Grill, Inc. (a)	36	41,586
Costco Wholesale Corp.	378	123,050
Dollar General Corp.	171	32,559
Domino's Pizza, Inc.	36	13,918
Home Depot, Inc.	702	186,374
McDonald's Corp.	711	138,133
Starbucks Corp.	1,170	89,540
Target Corp.	360	45,317
Yum! Brands, Inc.	288	26,222
		708,917
Semiconductors - 9.5%
Advanced Micro Devices, Inc. (a)	1,926	149,130
Applied Materials, Inc.	738	47,476
Broadcom, Inc.	324	102,627
KLA Corp.	225	44,962
Lam Research Corp.	135	50,917
NVIDIA Corp.	1,026	435,629
Qorvo, Inc. (a)	72	9,227
QUALCOMM, Inc.	1,674	176,791
Texas Instruments, Inc.	729	92,984
Xilinx, Inc.	207	22,221
		1,131,964
Software - 16.0%
Activision Blizzard, Inc.	540	44,620
Adobe Systems, Inc. (a)	702	311,913
Akamai Technologies, Inc. (a)	99	11,132
ANSYS, Inc. (a)	135	41,931
Autodesk, Inc. (a)	144	34,046
Broadridge Financial Solutions, Inc.	99	13,300
Cadence Design System, Inc. (a)	234	25,564
Cerner Corp.	207	14,376
Citrix Systems, Inc.	99	14,133
Fidelity National Information Services, Inc.	477	69,790
Fiserv, Inc. (a)	405	40,415
Intuit, Inc.	198	60,661
Jack Henry & Associates, Inc.	63	11,233
Microsoft Corp.	3,915	802,614
MSCI, Inc.	171	64,293
Paychex, Inc.	261	18,771
Paycom Software, Inc. (a)	72	20,475
Salesforce.com, Inc. (a)	693	135,031
ServiceNow, Inc. (a)	252	110,678
Synopsys, Inc. (a)	225	44,825
Take-Two Interactive Software, Inc. (a)	117	19,190
		1,908,991
Telecommunications - 1.6%
AT&T, Inc.	4,635	137,103
Motorola Solutions, Inc.	225	31,455
T-Mobile US, Inc. (a)	234	25,127
		193,685
Transportation - 0.2%
Kansas City Southern	81	13,920
Old Dominion Freight Line, Inc.	63	11,518
		25,438
Water - 0.2%
American Water Works Co., Inc.	144	21,207
TOTAL COMMON STOCKS (Cost $10,498,870)		11,311,150

REAL ESTATE INVESTMENT TRUSTS - 5.2%
American Tower Corp.	765	199,963
Crown Castle International Corp.	675	112,522
Equinix, Inc.	162	127,248
Extra Space Storage, Inc.	135	13,951
Mid-America Apartment Communities, Inc.	99	11,800
Prologis, Inc.	486	51,234
Public Storage	153	30,582
SBA Communications Corp.	207	64,489
UDR, Inc.	297	10,751
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $585,180)		622,540

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts, - 0.1%
U.S. Bank Money Market Deposit Account 0.04% (b)	$11,253	11,253
TOTAL SHORT-TERM INVESTMENTS (Cost $11,253)		11,253

Total Investments (Cost $11,095,303) - 100.0%		11,944,943
Other Assets in Excess of Liabilities - 0.0% (c)		5,207
TOTAL NET ASSETS - 100.0%		$11,950,150

thx
(a)	Non-income producing security.
(c)	The rate shown is as of July 31, 2020.
(d)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 11,311,150	$ -	$ -	$ -	$ 11,311,150
Real Estate Investment Trusts	622,540	-	-	-	622,540
Short-Term Investments	11,253	-	-	-	11,253
Total Investments in Securities	$ 11,944,943	$ -	$ -	$ -	$ 11,944,943
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.